Investment Objectives and Goals - Tema International Defense ETF	Jul. 02, 2026
Prospectus [Line Items]
Risk/Return [Heading]	TEMA INTERNATIONAL DEFENSE ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tema International Defense ETF (the “Fund”) seeks to provide long-term growth.